STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 01, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense by line item in the Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Cost of revenue	$1,535	$1,250	$2,080
Research and development	1,513	352	1,217
Sales, general and administrative	11,532	5,629	3,953
Total stock-based compensation expense	$14,580	$7,231	$7,250

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of January 2, 2022	1,069	112
Granted	1,633	259
Vested	(762)	(56)
Forfeited	(199)	(102)
Outstanding as of January 1, 2023	1,741	213